Income Taxes (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating Loss Carryforwards [Line Items]
Balance at the beginning of the year	¥ 3,352,131	$ 515,213	¥ 2,691,684	¥ 1,311,342
Additions of valuation allowance	730,940	112,343	690,704	1,409,078
Reduction of valuation allowance	(464,051)	(71,323)	(30,257)	(28,736)
Balance at the end of the year	¥ 3,619,020	$ 556,233	¥ 3,352,131	¥ 2,691,684